OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LONG TERM LIABILITIES
Schedule of other long term liabilities

	December 31,
	2022	2021
Contingent consideration (see Note 5)	$1,377	$687
	$1,377	$687